UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08916
Morgan Stanley Technology Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: March 31, 2009
Date of reporting period: December 31, 2008

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Morgan Stanley Technology Fund
Portfolio of Investments December 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (99.8%)
	Aerospace & Defense (4.1%)
52,500	Lockheed Martin Corp.	$4,414,200

	Biotechnology (15.2%)
45,000	Amgen Inc. (a)	2,598,750
20,000	Celgene Corp. (a)	1,105,600
60,000	Genentech, Inc. (a)	4,974,600
52,500	Genzyme Corp. (a)	3,484,425
50,000	Gilead Sciences, Inc. (a) (b)	2,557,000
25,000	Myriad Genetics, Inc. (a) (b)	1,656,500

		16,376,875

	Chemicals: Agricultural (2.0%)
30,000	Monsanto Co.	2,110,500

	Computer Communications (7.4%)
242,800	Cisco Systems, Inc. (a)	3,957,640
55,000	F5 Networks, Inc. (a) (b)	1,257,300
155,000	Juniper Networks, Inc. (a)	2,714,050

		7,928,990

	Computer Peripherals (2.8%)
115,000	EMC Corp. (a)	1,204,050
130,000	NetApp, Inc. (a)	1,816,100
192,300	Seagate Technology Inc. (a) (c)	0

		3,020,150

	Computer Processing Hardware (9.6%)
60,000	Apple Inc. (a)	5,121,000
145,000	Hewlett-Packard Co.	5,262,050

		10,383,050

	Electronic Production Equipment (8.0%)
85,000	Applied Materials, Inc.	861,050
60,000	ASML Holding N.V. (b)	1,084,200
55,000	KLA-Tencor Corp. (b)	1,198,450
70,000	Lam Research Corp. (a) (b)	1,489,600
215,000	Synopsys, Inc. (a)	3,981,800

		8,615,100

	Information Technology Services (7.4%)
110,000	Amdocs Ltd. (Guernsey) (a)	2,011,900
65,000	Citrix Systems, Inc. (a)	1,532,050
52,500	International Business Machines Corp.	4,418,400

		7,962,350

	Internet Retail (1.9%)
40,000	Amazon.com, Inc. (a) (b)	2,051,200

	Internet Software/Services (10.4%)
110,000	Check Point Software Technologies Ltd. (Israel) (a)	2,088,900
12,740	Google Inc. (Class A) (a)	3,919,461
50,000	VeriSign, Inc. (a) (b)	954,000
349,100	Yahoo! Inc. (a)	4,259,020

		11,221,381

	Packaged Software (13.4%)
60,000	Adobe Systems, Inc. (a)	1,277,400
50,000	Autodesk, Inc. (a)	982,500
70,000	BMC Software, Inc. (a)	1,883,700
120,000	McAfee Inc. (a)	4,148,400
100,000	Microsoft Corp.	1,944,000
180,000	Oracle Corp. (a)	3,191,400
80,000	Symantec Corp. (a)	1,081,600

		14,509,000

	Pharmaceuticals: Other (0.6%)
10,000	United Therapeutics Corp. (a) (b)	625,500

	Recreational Products (2.7%)

NUMBER OF
SHARES			VALUE
338,150	Activision Blizzaed, Inc. (a)		2,921,616

	Semiconductors (7.0%)
65,000	Altera Corp.		1,086,150
50,000	Analog Devices, Inc.		951,000
70,000	Broadcom Corp. (Class A) (a)		1,187,900
100,000	Intel Corp.		1,466,000
60,000	National Semiconductor Corp.		604,200
65,000	Texas Instruments Inc.		1,008,800
70,000	Xilinx, Inc. (b)		1,247,400

			7,551,450

	Telecommunication Equipment (7.3%)
163,350	QUALCOMM, Inc.		5,852,831
50,000	Research In Motion Ltd. (Canada) (a)		2,029,000

			7,881,831

	TOTAL COMMON STOCKS (Cost $146,827,340)		107,573,193

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (8.2%)
	Securities held as Collateral on Loaned Securities (b) (7.7%)
	Repurchase Agreements (1.9%)
$840	Bank of America Securities LLC (0.08% — 0.39% dated 12/31/08, due 01/02/09; proceeds $840,129; fully collateralized by U.S. Government Agency securities and common stocks at the date of this Portfolio of Investments as follows: Freddie Mac 5.50% due 06/01/35; Consolidated Edison Inc.; Cognizant Technology Solutions Corp.; Progress Energy, Inc.; valued at $871,966).		840,122

504	Barclay’s Capital (0.44% dated 12/31/08, due 01/02/09; proceeds $504,086; fully collateralized by exchange-traded fund at the date of this Portfolio of Investments as follows: SPDR Trust; valued at $529,228).		504,074

504	Citigroup Global Markets Inc. (0.44%, dated 12/31/08, due 01/02/09; proceeds $504,086; fully collateralized by common stocks at the date of this Portfolio of Investments as follows: Clorox Co.; Copart Inc.; valued at $529,241).		504,074

169	Merrill Lynch & Co., Inc. (0.44%, dated 12/31/08, due 01/02/09; proceeds $169,406; fully collateralized by corporate bond securities at the date of this Portfolio of Investments as follows: CSX Corp 6.15% due 05/01/37; Macy’s Retail Holdings Inc. 6.625% due 04/01/11; Tricon Global 8.875% due 04/15/11; Embarq Corp. 7.082% due 06/01/16; Macy’s Retail Holdings Inc. 5.35% due 03/15/12; Yum Brands Inc. 7.70% due 07/01/12; Avnet, Inc. 2.00% due 03/15/34; valued at $175,901).		169,402

	TOTAL REPURCHASE AGREEMENTS (Cost $2,017,672)		2,017,672

NUMBER OF
SHARES (000)
	Investment Company (d) (5.8%)
6,285	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class (Cost $6,284,653)		6,284,653

	Total Securities held as Collateral on Loaned Securities (Cost $8,302,325)		8,302,325

	Investment Company (d) (0.5%)
540	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class (Cost $539,582)		539,582

	Total Short-Term Investments (Cost $8,841,907)		8,841,907

	TOTAL INVESTMENTS (Cost $155,669,247) (e)	108.0%	116,415,100
	LIABILITIES IN EXCESS OF OTHER ASSETS	(8.0)	(8,611,815)

	NET ASSETS	100.0%	$107,803,285

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	The values of loaned securities and related cash collateral outstanding at December 31, 2008 were $8,127,327 and $8,302,325, respectively, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds Money Market Portfolio-Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(d)	The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio — Intitutional Class, an open-end management investment company managed by the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS Technology Fund
Notes to the Portfolio of Investments
FAS 157
12/31/2008
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective April 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at December 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$116,415,100	$114,397,428	$2,017,672	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Technology Fund

/s/ Randy Takian Randy Takian
Principal Executive Officer February 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian Randy Takian
Principal Executive Officer February 19, 2009

/s/ Francis Smith Francis Smith
Principal Financial Officer February 19, 2009